Deferred tax assets and liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Unremitted earnings retained for reinvestment	$ 9,000,000,000	$ 9,000,000,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	9,000,000,000	9,000,000,000
Capital loss carryforwards for which no deferred tax assets were recognized, expiring in four years	120,000,000	103,000,000
Tax loss carryforwards capitalized	1,429,000,000	1,047,000,000
Tax loss carryforwards expiring in five years	45,000,000
Tax loss carryforwards not expiring in five years	1,384,000,000
Amount with indefinite carryforward period	776,000,000
Tax loss carryforwards expiring in 6 to 20 years	608,000,000
Gross value of tax loss carryforwards for which no deferred tax assets were recognized	438,000,000
Tax loss carryforwards expired in period	$ 0	$ 0	$ 0